SCHEDULE OF LOANS (Details) - CAD ($)			12 Months Ended
	Apr. 23, 2021	May 19, 2020	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total			$ 86,571	$ 93,317
Rate		25.00%
CEBA [member]
IfrsStatementLineItems [Line Items]
Total			$ 37,383	37,384
Start Date			May 19, 2020
Maturity Date	three-year term	three-year term	Dec. 31, 2023
Rate	5.00%	5.00%	0.00%
CEBA [member]
IfrsStatementLineItems [Line Items]
Total			$ 37,383	37,383
Start Date			Apr. 23, 2021
Maturity Date			Dec. 31, 2023
Rate			0.00%
Vehicle loan [member]
IfrsStatementLineItems [Line Items]
Total			$ 11,805	$ 18,550
Start Date			Aug. 30, 2019
Maturity Date			Sep. 11, 2024
Rate			6.99%